SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net income (loss) per common share ( (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income (loss), as adjusted				$ (213,577,000)	$ (19,000,000)		$ (37,844,000)	$ (12,564,000)
Denominator :
Weighted Average Number of Shares Outstanding, Basic				2,161,848	2,147,064		2,149,182	2,120,200
Weighted Average Number of Shares Outstanding, Diluted				2,161,848	2,147,064		2,149,182	2,120,200
Earnings Per Share, Basic				$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Earnings Per Share, Diluted				$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Numerator:
Allocation of net income (loss), as adjusted						$ (15,322,775)
Denominator :
Weighted Average Number of Shares Outstanding, Basic						8,269,814
Weighted Average Number of Shares Outstanding, Diluted						8,269,814
Earnings Per Share, Basic						$ (1.85)
Earnings Per Share, Diluted						$ (1.85)
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Numerator:
Allocation of net income (loss), as adjusted	$ (11,404,326)	$ (89,850)	$ (72,126)	$ (2,925,918)		$ (10,821,703)
Denominator :
Weighted Average Number of Shares Outstanding, Basic	27,600,000	25,780,220	10,761,468	27,600,000		15,758,710
Weighted Average Number of Shares Outstanding, Diluted	27,600,000	27,600,000	10,761,468	25,780,220		15,758,710
Earnings Per Share, Basic	$ (0.41)		$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted	$ (0.41)	$ (0.11)	$ (0.01)	$ 0.00		$ (0.69)
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Numerator:
Allocation of net income (loss), as adjusted	$ (2,851,082)	$ (23,841)	$ (42,565)	$ (731,480)		$ (4,473,157)
Denominator :
Weighted Average Number of Shares Outstanding, Basic	6,900,000	6,840,659	6,350,917	6,900,000		6,513,871
Weighted Average Number of Shares Outstanding, Diluted	6,900,000	6,900,000	6,350,917	6,840,659		6,513,871
Earnings Per Share, Basic	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted	$ (0.41)	$ (0.11)	$ (0.010)	$ (0.01)		$ (0.69)